Subordinated Liabilities - Schedule of Subordinated Liabilities (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Disclosure Of Subordinated Liabilities [Abstract]
Subordinated liabilities	£ 2,513	£ 2,556